UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-15

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Equity Income Fund
June 30, 2015

Equity Income - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 74.3%
Air Freight and Logistics — 3.3%
United Parcel Service, Inc., Class B	3,195,618	309,687,340
Automobiles — 0.3%
Honda Motor Co., Ltd.	856,000	27,708,004
Banks — 5.7%
Commerce Bancshares, Inc.	2,235,798	104,568,272
JPMorgan Chase & Co.	1,395,997	94,592,757
KeyCorp	1,998,095	30,011,387
PNC Financial Services Group, Inc. (The)	2,698,612	258,122,238
SunTrust Banks, Inc.	999,230	42,986,875
		530,281,529
Beverages — 3.3%
PepsiCo, Inc.	3,296,545	307,699,510
Capital Markets — 1.7%
AllianceBernstein Holding LP	863,278	25,492,599
Goldman Sachs Group, Inc. (The)	48,507	10,127,777
Northern Trust Corp.	1,639,840	125,382,166
		161,002,542
Chemicals — 2.6%
Air Products & Chemicals, Inc.	769,737	105,323,114
Potash Corp. of Saskatchewan, Inc.	4,294,585	133,003,297
		238,326,411
Commercial Services and Supplies — 2.5%
ADT Corp. (The)	837,824	28,125,752
Republic Services, Inc.	4,046,461	158,499,877
Tyco International plc	1,269,904	48,865,906
		235,491,535
Communications Equipment — 0.2%
Cisco Systems, Inc.	690,926	18,972,828
Containers and Packaging — 0.3%
Bemis Co., Inc.	726,900	32,717,769
Diversified Telecommunication Services — 1.8%
CenturyLink, Inc.	1,099,131	32,292,469
Verizon Communications, Inc.	2,792,737	130,169,471
		162,461,940
Electric Utilities — 2.3%
Edison International	1,999,499	111,132,155
Westar Energy, Inc.	2,926,937	100,159,784
		211,291,939
Electrical Equipment — 0.6%
ABB Ltd.	599,014	12,544,729
Emerson Electric Co.	757,296	41,976,917
		54,521,646
Food and Staples Retailing — 4.5%
Sysco Corp.	2,950,147	106,500,307

Wal-Mart Stores, Inc.	4,345,183	308,203,830
		414,704,137
Food Products — 3.0%
Campbell Soup Co.	2,120,968	101,064,125
General Mills, Inc.	3,116,466	173,649,486
		274,713,611
Gas Utilities — 3.5%
ONE Gas, Inc.(1)	3,599,593	153,198,678
Piedmont Natural Gas Co., Inc.	2,615,349	92,347,973
WGL Holdings, Inc.	1,472,221	79,926,878
		325,473,529
Health Care Providers and Services — 1.2%
Quest Diagnostics, Inc.	1,496,658	108,537,638
Hotels, Restaurants and Leisure — 1.3%
McDonald's Corp.	1,298,463	123,444,877
Household Products — 2.5%
Procter & Gamble Co. (The)	2,936,959	229,787,672
Industrial Conglomerates — 1.6%
General Electric Co.	4,297,995	114,197,727
Koninklijke Philips NV	1,296,248	32,977,674
		147,175,401
Insurance — 2.9%
Chubb Corp. (The)	526,028	50,046,304
Marsh & McLennan Cos., Inc.	3,391,831	192,316,817
MetLife, Inc.	497,929	27,879,045
		270,242,166
Multi-Utilities — 1.7%
PG&E Corp.	3,138,337	154,092,347
Oil, Gas and Consumable Fuels — 13.4%
Chevron Corp.	2,264,116	218,419,271
Exxon Mobil Corp.	5,198,478	432,513,370
Imperial Oil Ltd.	1,596,300	61,666,513
Occidental Petroleum Corp.	2,880,477	224,014,696
Spectra Energy Partners LP	2,495,889	115,060,483
Total SA	3,835,806	186,320,425
		1,237,994,758
Pharmaceuticals — 9.2%
Eli Lilly & Co.	942,513	78,690,410
Johnson & Johnson	2,995,921	291,982,461
Merck & Co., Inc.	5,196,601	295,842,495
Pfizer, Inc.	5,496,970	184,313,404
		850,828,770
Real Estate Investment Trusts (REITs) — 0.7%
Weyerhaeuser Co.	1,995,300	62,851,950
Semiconductors and Semiconductor Equipment — 1.2%
Applied Materials, Inc.	4,390,403	84,383,546
KLA-Tencor Corp.	426,000	23,945,460
		108,329,006
Software — 1.6%
Microsoft Corp.	3,396,036	149,934,989
Thrifts and Mortgage Finance — 1.4%
Capitol Federal Financial, Inc.(1)	11,065,379	133,227,163
TOTAL COMMON STOCKS (Cost $5,728,790,599)		6,881,501,007

CONVERTIBLE PREFERRED STOCKS — 12.1%
Banks — 9.0%
Bank of America Corp., 7.25%	382,777	425,648,024
Wells Fargo & Co., 7.50%	347,176	407,931,800
		833,579,824
Gas Utilities — 0.7%
Laclede Group, Inc. (The), 6.75%, 4/1/17	1,194,297	62,103,444
Machinery — 1.8%
Stanley Black & Decker, Inc., 4.75%, 11/17/15	1,153,078	167,196,310
Real Estate Investment Trusts (REITs) — 0.6%
Health Care REIT, Inc., 6.50%	926,852	55,092,083
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,030,323,796)		1,117,971,661
CONVERTIBLE BONDS — 6.5%
Energy Equipment and Services — 0.7%
Citigroup, Inc., (convertible into Schlumberger Ltd.), 3.55%, 12/31/15(2)(3)	440,600	37,499,466
Credit Suisse AG, (convertible into Schlumberger Ltd.), MTN, 6.80%, 7/16/15(3)	289,449	23,448,263
		60,947,729
Life Sciences Tools and Services — 0.1%
Goldman Sachs Group, Inc. (The), (convertible into Agilent Technologies, Inc.), 3.50%, 12/30/15(2)(3)	283,000	10,980,542
Semiconductors and Semiconductor Equipment — 3.9%
Bank of America Corp., (convertible into Broadcom Corp.), 5.60%, 10/9/15(2)(3)	896,700	42,602,217
Intel Corp., 2.95%, 12/15/35	139,936,000	168,710,340
Microchip Technology, Inc., 1.625%, 2/15/25(2)	122,967,000	124,657,796
UBS AG, (convertible into Advanced Auto Parts, Inc.), 1.92%, 11/23/15(2)(3)	156,900	24,459,141
		360,429,494
Specialty Retail — 0.1%
Credit Suisse AG, (convertible to Bed Bath & Beyond, Inc.), 1.80%, 1/8/16(2)(3)	185,100	12,733,029
Technology Hardware, Storage and Peripherals — 1.7%
SanDisk Corp., 0.50%, 10/15/20	162,812,000	158,639,943
TOTAL CONVERTIBLE BONDS (Cost $588,803,867)		603,730,737
PREFERRED STOCKS — 4.7%
Banks — 0.8%
U.S. Bancorp, 6.00%	2,944,282	78,406,229
Diversified Financial Services — 3.9%
Citigroup, Inc., 5.95%	166,855,000	164,560,744
General Electric Capital Corp., 6.25%	176,100,000	192,829,500
		357,390,244
TOTAL PREFERRED STOCKS (Cost $431,422,167)		435,796,473
TEMPORARY CASH INVESTMENTS — 2.3%
Federal Home Loan Bank Discount Notes, 0.00%, 7/1/15(4)	12,000,000	12,000,000
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $34,152,292), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $33,470,878)		33,470,785
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 2.50%, 8/15/22 - 5/15/24, valued at $136,586,490), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $133,901,037)		133,901,000
State Street Institutional Liquid Reserves Fund, Premier Class	33,285,324	33,285,324
TOTAL TEMPORARY CASH INVESTMENTS (Cost $212,657,109)		212,657,109
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,991,997,538)		9,251,656,987
OTHER ASSETS AND LIABILITIES — 0.1%		8,668,861
TOTAL NET ASSETS — 100.0%		$9,260,325,848

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	155,347,607	CAD	192,411,215	JPMorgan Chase Bank N.A.	7/31/15	1,352,961
USD	4,241,868	CAD	5,253,596	JPMorgan Chase Bank N.A.	7/31/15	37,198
USD	10,491,621	CHF	9,823,830	Credit Suisse AG	7/31/15	(27,181)
EUR	6,534,162	USD	7,287,015	UBS AG	7/31/15	324
USD	187,467,635	EUR	167,317,579	UBS AG	7/31/15	863,767
JPY	91,078,400	USD	744,913	Credit Suisse AG	7/31/15	(461)
USD	22,506,843	JPY	2,780,630,400	Credit Suisse AG	7/31/15	(221,327)
						2,005,281

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
JPY	-	Japanese Yen
MTN	-	Medium Term Note
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $252,932,191, which represented 2.7% of total net assets.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $151,722,658, which represented 1.6% of total net assets.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,560,283,662	321,217,345	—
Convertible Preferred Stocks	—	1,117,971,661	—
Convertible Bonds	—	603,730,737	—
Preferred Stocks	—	435,796,473	—
Temporary Cash Investments	33,285,324	179,371,785	—
	6,593,568,986	2,658,088,001	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,254,250	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(248,969)	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2015 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Capitol Federal Financial, Inc.	$124,997,237	$12,881,242	—	—	$3,613,376	$133,227,163
ONE Gas, Inc.	155,480,715	128,094	—	—	1,079,878	153,198,678
	$280,477,952	$13,009,336	—	—	$4,693,254	$286,425,841

4. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$8,106,839,825
Gross tax appreciation of investments	$1,246,954,835
Gross tax depreciation of investments	(102,137,673)
Net tax appreciation (depreciation) of investments	$1,144,817,162

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Large Company Value Fund
June 30, 2015

Large Company Value - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.2%
Aerospace and Defense — 5.8%
Honeywell International, Inc.	155,800	15,886,926
Precision Castparts Corp.	28,000	5,596,360
Raytheon Co.	87,800	8,400,704
United Technologies Corp.	148,500	16,473,105
		46,357,095
Auto Components — 2.3%
BorgWarner, Inc.	99,300	5,644,212
Delphi Automotive plc	144,900	12,329,541
		17,973,753
Automobiles — 1.2%
Ford Motor Co.	244,700	3,672,947
Harley-Davidson, Inc.	105,500	5,944,925
		9,617,872
Banks — 13.9%
Bank of America Corp.	1,098,300	18,693,066
JPMorgan Chase & Co.	453,100	30,702,056
KeyCorp	489,800	7,356,796
PNC Financial Services Group, Inc. (The)	124,200	11,879,730
U.S. Bancorp	369,300	16,027,620
Wells Fargo & Co.	473,800	26,646,512
		111,305,780
Biotechnology — 1.1%
Amgen, Inc.	59,500	9,134,440
Building Products — 0.7%
Masco Corp.	207,600	5,536,692
Capital Markets — 5.9%
Ameriprise Financial, Inc.	122,300	15,278,939
BlackRock, Inc.	12,900	4,463,142
Goldman Sachs Group, Inc. (The)	57,700	12,047,183
Invesco Ltd.	401,300	15,044,737
		46,834,001
Chemicals — 1.4%
Dow Chemical Co. (The)	140,600	7,194,502
LyondellBasell Industries NV, Class A	38,800	4,016,576
		11,211,078
Communications Equipment — 1.8%
Cisco Systems, Inc.	535,200	14,696,592
Consumer Finance — 2.8%
Capital One Financial Corp.	137,000	12,051,890
Discover Financial Services	173,000	9,968,260
		22,020,150
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B(1)	49,500	6,737,445
Electric Utilities — 1.8%
PPL Corp.	235,000	6,925,450
Westar Energy, Inc.	90,200	3,086,644

Xcel Energy, Inc.	143,200	4,608,176
		14,620,270
Electrical Equipment — 1.5%
Eaton Corp. plc	177,800	11,999,722
Energy Equipment and Services — 3.0%
Baker Hughes, Inc.	99,100	6,114,470
Halliburton Co.	285,200	12,283,564
Oceaneering International, Inc.	121,000	5,637,390
		24,035,424
Food and Staples Retailing — 2.1%
CVS Health Corp.	161,200	16,906,656
Health Care Equipment and Supplies — 4.8%
Abbott Laboratories	238,800	11,720,304
Medtronic plc	237,190	17,575,779
Zimmer Biomet Holdings, Inc.	83,700	9,142,551
		38,438,634
Health Care Providers and Services — 2.9%
Anthem, Inc.	54,100	8,879,974
HCA Holdings, Inc.(1)	102,100	9,262,512
Laboratory Corp. of America Holdings(1)	38,100	4,618,482
		22,760,968
Hotels, Restaurants and Leisure — 0.5%
Marriott International, Inc., Class A	57,600	4,284,864
Household Durables — 1.6%
Whirlpool Corp.	72,500	12,546,125
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(1)	29,352	503,680
Insurance — 5.9%
Allstate Corp. (The)	128,400	8,329,308
American International Group, Inc.	166,000	10,262,120
MetLife, Inc.	182,300	10,206,977
Principal Financial Group, Inc.	62,200	3,190,238
Prudential Financial, Inc.	104,200	9,119,584
Travelers Cos., Inc. (The)	58,900	5,693,274
		46,801,501
Machinery — 3.1%
Ingersoll-Rand plc	250,100	16,861,742
Stanley Black & Decker, Inc.	75,200	7,914,048
		24,775,790
Media — 2.5%
AMC Networks, Inc.(1)	49,000	4,010,650
Comcast Corp., Class A	86,100	5,178,054
Time Warner, Inc.	124,200	10,856,322
		20,045,026
Multiline Retail — 1.6%
Macy's, Inc.	190,100	12,826,047
Oil, Gas and Consumable Fuels — 10.0%
Chevron Corp.	133,300	12,859,451
Exxon Mobil Corp.	97,600	8,120,320
Imperial Oil Ltd.	358,100	13,833,727
Oasis Petroleum, Inc.(1)	260,000	4,121,000
Occidental Petroleum Corp.	194,400	15,118,488

Total SA ADR	393,100	19,328,727
Valero Energy Corp.	107,200	6,710,720
		80,092,433
Pharmaceuticals — 5.9%
Allergan plc(1)	38,600	11,713,556
Johnson & Johnson	189,600	18,478,416
Merck & Co., Inc.	299,400	17,044,842
		47,236,814
Real Estate Investment Trusts (REITs) — 0.7%
Brixmor Property Group, Inc.	258,000	5,967,540
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	752,700	14,466,894
Microchip Technology, Inc.	230,200	10,917,235
Micron Technology, Inc.(1)	186,400	3,511,776
		28,895,905
Software — 4.2%
Electronic Arts, Inc.(1)	204,500	13,599,250
Oracle Corp.	495,200	19,956,560
		33,555,810
Specialty Retail — 1.2%
Lowe's Cos., Inc.	139,200	9,322,224
Technology Hardware, Storage and Peripherals — 0.9%
Western Digital Corp.	90,400	7,089,168
Tobacco — 1.9%
Altria Group, Inc.	91,800	4,489,938
Philip Morris International, Inc.	134,900	10,814,933
		15,304,871
Trading Companies and Distributors — 0.7%
United Rentals, Inc.(1)	67,100	5,879,302
TOTAL COMMON STOCKS (Cost $593,565,950)		785,313,672
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF (Cost $3,560,327)	34,100	3,517,415
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $1,195,654), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $1,171,798)		1,171,795
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $4,785,199), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $4,688,001)		4,688,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,165,166	1,165,166
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,024,961)		7,024,961
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $604,151,238)		795,856,048
OTHER ASSETS AND LIABILITIES — 0.5%		3,688,362
TOTAL NET ASSETS — 100.0%		$799,544,410

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	9,250,111	CAD	11,457,048	JPMorgan Chase Bank N.A.	7/31/15	80,561
USD	727,229	CAD	900,983	JPMorgan Chase Bank N.A.	7/31/15	6,136
EUR	641,665	USD	715,596	UBS AG	7/31/15	32
USD	13,832,130	EUR	12,345,376	UBS AG	7/31/15	63,732
USD	527,842	EUR	469,505	UBS AG	7/31/15	4,218
						154,679

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	771,479,945	13,833,727	—
Exchange-Traded Funds	3,517,415	—	—
Temporary Cash Investments	1,165,166	5,859,795	—
	776,162,526	19,693,522	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	154,679	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$611,941,276
Gross tax appreciation of investments	$199,033,213
Gross tax depreciation of investments	(15,118,441)
Net tax appreciation (depreciation) of investments	$183,914,772

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC AlternativesTM Market Neutral Value Fund
June 30, 2015

AC Alternatives Market Neutral Value - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 66.6%
Aerospace and Defense — 7.1%
BAE Systems plc ADR(1)	4,950	140,432
HEICO Corp., Class A(1)	79,576	4,040,074
L-3 Communications Holdings, Inc.(1)	6,330	717,695
Precision Castparts Corp.	1,480	295,808
Raytheon Co.(1)	3,830	366,454
Vectrus, Inc.(1)(2)	24,620	612,299
		6,172,762
Air Freight and Logistics — 1.4%
United Parcel Service, Inc., Class B(1)	12,340	1,195,869
Automobiles — 0.6%
Honda Motor Co. Ltd. ADR(1)	15,778	511,207
Banks — 0.7%
PNC Financial Services Group, Inc. (The)(1)	4,869	465,720
U.S. Bancorp(1)	3,300	143,220
		608,940
Beverages — 0.9%
PepsiCo, Inc.(1)	8,640	806,458
Chemicals — 2.0%
Air Products & Chemicals, Inc.(1)	613	83,877
E.I. du Pont de Nemours & Co.	200	12,790
E.I. du Pont de Nemours & Co.(5)	4,720	290,280
Potash Corp. of Saskatchewan, Inc.(1)	43,910	1,359,892
		1,746,839
Commercial Services and Supplies — 2.1%
ADT Corp. (The)(1)	17,360	582,775
Republic Services, Inc.(1)	23,027	901,968
Tyco International plc(1)	8,740	336,315
		1,821,058
Containers and Packaging — 0.1%
Bemis Co., Inc.(1)	2,470	111,175
Diversified Telecommunication Services — 1.8%
CenturyLink, Inc.	20,900	614,042
Verizon Communications, Inc.(1)	20,000	932,200
		1,546,242
Electric Utilities — 3.3%
Edison International(1)	23,230	1,291,123
Westar Energy, Inc.(1)	38,798	1,327,668
Xcel Energy, Inc.(1)	7,463	240,159
		2,858,950
Electrical Equipment — 2.1%
ABB Ltd. ADR(1)	10,915	227,905
BWX Technologies, Inc.	31,160	729,144
Emerson Electric Co.(1)	10,340	573,146
Rockwell Automation, Inc.	2,190	272,962
		1,803,157

Energy Equipment and Services — 1.5%
Baker Hughes, Inc.(1)	13,560	836,652
Schlumberger Ltd.	5,140	443,017
		1,279,669
Food and Staples Retailing — 1.4%
Sysco Corp.(1)	9,380	338,618
Wal-Mart Stores, Inc.(1)	12,690	900,102
		1,238,720
Food Products — 1.8%
Campbell Soup Co.(1)	1,770	84,341
General Mills, Inc.(1)	22,990	1,281,003
Mondelez International, Inc., Class A(1)	4,360	179,370
		1,544,714
Gas Utilities — 2.1%
Atmos Energy Corp.(1)	7,960	408,189
Laclede Group, Inc. (The)(1)	5,504	286,538
ONE Gas, Inc.(1)	26,939	1,146,524
		1,841,251
Health Care Providers and Services — 2.2%
Cardinal Health, Inc.(1)	8,860	741,139
Cigna Corp.(1)	6,410	1,038,420
Quest Diagnostics, Inc.(1)	1,524	110,520
		1,890,079
Hotels, Restaurants and Leisure — 5.3%
Carnival Corp.(1)	3,152	155,677
McDonald's Corp.	1,770	168,274
Wendy's Co. (The)(1)	380,680	4,294,070
		4,618,021
Household Durables — 1.8%
Lennar Corp., Class B(1)	36,835	1,588,325
Household Products — 0.5%
Procter & Gamble Co. (The)(1)	5,707	446,516
Independent Power and Renewable Electricity Producers — 0.4%
8Point3 Energy Partners LP(1)(2)	20,010	372,586
Industrial Conglomerates — 0.5%
Koninklijke Philips Electronics NV(1)	15,300	389,538
Insurance — 5.3%
Chubb Corp. (The)(1)	1,410	134,148
Crawford & Co., Class A(1)	38,718	294,644
EMC Insurance Group, Inc.(1)	4,995	125,225
Marsh & McLennan Cos., Inc.(1)	20,550	1,165,185
MetLife, Inc.(1)	19,281	1,079,543
ProAssurance Corp.(1)	26,930	1,244,435
Reinsurance Group of America, Inc.(1)	5,390	511,349
		4,554,529
Internet and Catalog Retail — 1.4%
Liberty TripAdvisor Holdings, Inc., Class A(1)(2)	37,850	1,219,527
Leisure Products — 0.3%
Arctic Cat, Inc.(1)	8,011	266,045
Life Sciences Tools and Services — 0.7%
Waters Corp.(1)(2)	4,970	638,049

Machinery — 1.2%
Oshkosh Corp.	4,690	198,762
Parker-Hannifin Corp.	2,780	323,397
Pentair plc	1,170	80,438
Stanley Black & Decker, Inc.(1)	4,390	462,004
		1,064,601
Media — 1.8%
Discovery Communications, Inc., Class C(1)(2)	50,710	1,576,067
Multi-Utilities — 2.1%
NorthWestern Corp.(1)	10,310	502,613
PG&E Corp.(1)	26,685	1,310,233
		1,812,846
Oil, Gas and Consumable Fuels — 4.8%
Cimarex Energy Co.(1)	4,633	511,066
Devon Energy Corp.(1)	7,690	457,478
Imperial Oil Ltd.(1)	30,750	1,187,565
Noble Energy, Inc.	10,960	467,773
Occidental Petroleum Corp.(1)	3,927	305,403
PennTex Midstream Partners LP(1)(2)	25,098	486,650
Spectra Energy Partners LP	7,950	366,495
Total SA ADR(1)	6,720	330,422
		4,112,852
Pharmaceuticals — 1.4%
Merck & Co., Inc.	13,740	782,218
Teva Pharmaceutical Industries Ltd. ADR(1)	6,560	387,696
		1,169,914
Real Estate Investment Trusts (REITs) — 1.5%
Piedmont Office Realty Trust, Inc., Class A(1)	35,900	631,481
Weyerhaeuser Co.(1)	21,190	667,485
		1,298,966
Semiconductors and Semiconductor Equipment — 1.4%
Applied Materials, Inc.(1)	37,210	715,176
Broadcom Corp., Class A(1)	2,870	147,776
Lam Research Corp.	2,990	243,237
Micron Technology, Inc.(2)	4,290	80,824
		1,187,013
Specialty Retail — 1.2%
Advance Auto Parts, Inc.(1)	4,730	753,442
Bed Bath & Beyond, Inc.(2)	4,250	293,165
		1,046,607
Technology Hardware, Storage and Peripherals — 0.4%
SanDisk Corp.(1)	5,790	337,094
Thrifts and Mortgage Finance — 1.8%
Capitol Federal Financial, Inc.(1)	130,180	1,567,367
Trading Companies and Distributors — 1.3%
Rush Enterprises, Inc., Class B(1)(2)	46,834	1,124,016
Wireless Telecommunication Services — 0.4%
Telephone & Data Systems, Inc.(1)	11,058	325,105
TOTAL COMMON STOCKS (Cost $54,653,208)		57,692,674
CONVERTIBLE BONDS — 5.6%
Capital Markets — 2.6%
Janus Capital Group, Inc., 0.75%, 7/15/18	1,402,000	2,264,230

Oil, Gas and Consumable Fuels — 0.2%
Peabody Energy Corp., 4.75%, 12/15/66	1,000,000	173,750
Semiconductors and Semiconductor Equipment — 2.8%
Intel Corp., 2.95%, 12/15/35	1,267,000	1,527,527
Microchip Technology, Inc., 1.625%, 2/15/25(3)	853,000	864,729
		2,392,256
TOTAL CONVERTIBLE BONDS (Cost $4,689,140)		4,830,236
EXCHANGE-TRADED FUNDS — 4.8%
iShares Russell 1000 Value ETF(1)	37,776	3,896,594
iShares Silver Trust(2)	13,920	209,217
Market Vectors Gold Miners ETF(1)	3,510	62,338
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,604,544)		4,168,149
CONVERTIBLE PREFERRED STOCKS — 1.4%
Food Products — 1.4%
Tyson Foods, Inc., 4.75%, 7/15/17(1) (Cost $1,124,678)	22,472	1,157,533
TEMPORARY CASH INVESTMENTS — 17.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $2,537,741), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $2,487,108)		2,487,101
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $10,152,725), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $9,950,003)		9,950,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,472,730	2,472,730
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,909,831)		14,909,831
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 95.6% (Cost $78,981,401)		82,758,423
SECURITIES SOLD SHORT — (77.7)%
COMMON STOCKS SOLD SHORT — (54.2)%
Aerospace and Defense — (8.0)%
HEICO Corp.	(69,045)	(4,025,323)
Honeywell International, Inc.	(4,980)	(507,811)
Lockheed Martin Corp.	(8,874)	(1,649,677)
Northrop Grumman Corp.	(3,770)	(598,035)
United Technologies Corp.	(990)	(109,821)
		(6,890,667)
Air Freight and Logistics — (0.5)%
FedEx Corp.	(2,390)	(407,256)
Automobiles — (0.6)%
General Motors Co.	(4,607)	(153,552)
Tesla Motors, Inc.	(1,320)	(354,103)
		(507,655)
Banks — (0.5)%
JPMorgan Chase & Co.	(6,930)	(469,577)
Beverages — (0.9)%
Coca-Cola Co. (The)	(20,445)	(802,057)
Capital Markets — (2.5)%
Janus Capital Group, Inc.	(128,900)	(2,206,768)
Chemicals — (0.6)%
Dow Chemical Co. (The)	(8,070)	(412,942)
Praxair, Inc.	(690)	(82,489)
		(495,431)

Commercial Services and Supplies — (1.8)%
Cintas Corp.	(7,790)	(658,956)
Waste Management, Inc.	(19,500)	(903,825)
		(1,562,781)
Consumer Finance — (0.2)%
American Express Co.	(1,820)	(141,450)
Diversified Financial Services — (2.0)%
Berkshire Hathaway, Inc., Class B	(12,814)	(1,744,114)
Diversified Telecommunication Services — (1.1)%
AT&T, Inc.	(26,400)	(937,728)
Electric Utilities — (2.9)%
American Electric Power Co., Inc.	(24,760)	(1,311,537)
Duke Energy Corp.	(11,287)	(797,088)
Southern Co. (The)	(9,950)	(416,905)
		(2,525,530)
Energy Equipment and Services — (1.5)%
Halliburton Co.	(19,350)	(833,405)
National Oilwell Varco, Inc.	(9,040)	(436,451)
		(1,269,856)
Food and Staples Retailing — (0.5)%
Whole Foods Market, Inc.	(10,510)	(414,514)
Food Products — (3.2)%
Kraft Foods Group, Inc.	(7,940)	(676,012)
Nestle SA ADR	(8,440)	(609,030)
Tyson Foods, Inc., Class A	(33,736)	(1,438,166)
Unilever plc ADR	(1,000)	(42,960)
		(2,766,168)
Gas Utilities — (0.1)%
AGL Resources, Inc.	(1,800)	(83,808)
Health Care Providers and Services — (2.2)%
AmerisourceBergen Corp.	(6,990)	(743,317)
Laboratory Corp. of America Holdings	(929)	(112,613)
UnitedHealth Group, Inc.	(8,500)	(1,037,000)
		(1,892,930)
Hotels, Restaurants and Leisure — (0.7)%
Chipotle Mexican Grill, Inc.	(820)	(496,092)
Royal Caribbean Cruises Ltd.	(1,995)	(156,986)
		(653,078)
Household Durables — (1.8)%
Lennar Corp., Class A	(30,700)	(1,566,928)
Household Products — (0.5)%
Kimberly-Clark Corp.	(3,797)	(402,368)
Industrial Conglomerates — (0.4)%
General Electric Co.	(13,980)	(371,449)
Insurance — (3.2)%
Aon plc	(11,690)	(1,165,259)
Crawford & Co., Class B	(34,890)	(294,123)
Prudential Financial, Inc.	(12,383)	(1,083,760)
Travelers Cos., Inc. (The)	(2,650)	(256,149)
		(2,799,291)
Internet and Catalog Retail — (1.4)%
TripAdvisor, Inc.	(14,170)	(1,234,774)

Life Sciences Tools and Services — (0.7)%
Thermo Fisher Scientific, Inc.	(4,910)	(637,122)
Machinery — (2.6)%
Caterpillar, Inc.	(5,060)	(429,189)
Deere & Co.	(13,960)	(1,354,818)
Snap-on, Inc.	(2,900)	(461,825)
		(2,245,832)
Media — (1.8)%
Discovery Communications, Inc., Class A	(47,450)	(1,578,187)
Multiline Retail — (0.5)%
Nordstrom, Inc.	(6,310)	(470,095)
Oil, Gas and Consumable Fuels — (2.3)%
Chevron Corp.	(3,390)	(327,033)
ConocoPhillips	(4,993)	(306,620)
Exxon Mobil Corp.	(14,320)	(1,191,424)
Peabody Energy Corp.	(58,600)	(128,334)
		(1,953,411)
Pharmaceuticals — (1.4)%
Sanofi ADR	(15,990)	(791,985)
Valeant Pharmaceuticals International, Inc.	(1,740)	(386,541)
		(1,178,526)
Real Estate Investment Trusts (REITs) — (0.7)%
Boston Properties, Inc.	(5,270)	(637,881)
Road and Rail — (0.9)%
Union Pacific Corp.	(8,290)	(790,617)
Semiconductors and Semiconductor Equipment — (2.7)%
Intel Corp.	(48,990)	(1,490,031)
Microchip Technology, Inc.	(17,700)	(839,422)
		(2,329,453)
Thrifts and Mortgage Finance — (1.8)%
People's United Financial, Inc.	(95,990)	(1,555,998)
Trading Companies and Distributors — (1.3)%
Rush Enterprises, Inc., Class A	(42,390)	(1,111,042)
Wireless Telecommunication Services — (0.4)%
United States Cellular Corp.	(8,624)	(324,866)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $47,346,209)		(46,959,208)
EXCHANGE-TRADED FUNDS SOLD SHORT — (23.5)%
Alerian MLP ETF	(77,450)	(1,205,122)
Consumer Discretionary Select Sector SPDR Fund	(75,340)	(5,762,003)
Industrial Select Sector SPDR Fund	(23,323)	(1,260,841)
iShares PHLX Semiconductor ETF	(2,520)	(232,067)
iShares Russell 1000 Growth ETF	(35,211)	(3,486,241)
iShares U.S. Oil & Gas Exploration & Production ETF	(20,220)	(1,428,341)
iShares U.S. Telecommunications ETF	(21,020)	(615,466)
SPDR Gold Shares	(2,370)	(266,317)
Technology Select Sector SPDR Fund	(31,010)	(1,283,814)
Utilities Select Sector SPDR Fund	(93,815)	(3,889,570)
Vanguard REIT ETF	(11,683)	(872,603)
		(20,302,385)
TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $20,750,726)		(20,302,385)
TOTAL SECURITIES SOLD SHORT — (77.7)% (Proceeds $68,096,935)		(67,261,593)
OTHER ASSETS AND LIABILITIES(4) — 82.1%		71,086,017
TOTAL NET ASSETS — 100.0%		$86,582,847

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	201,568	USD	162,750	JPMorgan Chase Bank N.A.	7/31/15	(1,427)
USD	2,207,962	CAD	2,734,748	JPMorgan Chase Bank N.A.	7/31/15	19,230
USD	93,575	CAD	115,932	JPMorgan Chase Bank N.A.	7/31/15	789
EUR	95,081	USD	106,050	UBS AG	7/31/15	(9)
EUR	2,867	USD	3,223	UBS AG	7/31/15	(26)
USD	109,744	EUR	97,948	UBS AG	7/31/15	506
USD	17,319	GBP	10,988	Credit Suisse AG	7/31/15	57
USD	23,171	GBP	14,735	Credit Suisse AG	7/31/15	23
USD	36,762	GBP	23,365	Credit Suisse AG	7/31/15	56
JPY	1,951,867	USD	15,770	Credit Suisse AG	7/31/15	184
JPY	1,734,078	USD	14,183	Credit Suisse AG	7/31/15	(9)
USD	455,363	JPY	56,258,245	Credit Suisse AG	7/31/15	(4,478)
						14,896

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $46,208,906.

(2)	Non-income producing.

(3)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $864,729, which represented 1.0% of total net assets.

(4)	Amount relates primarily to deposits with brokers for securities sold short at period end.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	57,692,674	—	—
Convertible Bonds	—	4,830,236	—
Exchange-Traded Funds	4,168,149	—	—
Convertible Preferred Stocks	—	1,157,533	—
Temporary Cash Investments	2,472,730	12,437,101	—
	64,333,553	18,424,870	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	20,845	—
Liabilities
Securities Sold Short
Common Stocks	(46,959,208)	—	—
Exchange-Traded Funds	(20,302,385)	—	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(5,949)	—
	(67,261,593)	(5,949)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$82,095,988
Gross tax appreciation of investments	$2,019,001
Gross tax depreciation of investments	(1,356,566)
Net tax appreciation (depreciation) of investments	662,435
Net tax appreciation (depreciation) on securities sold short	(148,551)
Net tax appreciation (depreciation)	$513,884

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Mid Cap Value Fund
June 30, 2015

Mid Cap Value - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.7%
Aerospace and Defense — 0.2%
Textron, Inc.	365,745	16,323,199
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	1,203,858	39,004,999
Thor Industries, Inc.	457,594	25,753,390
		64,758,389
Banks — 8.2%
Bank of Hawaii Corp.	685,850	45,732,478
BB&T Corp.	812,168	32,738,492
BOK Financial Corp.	579,206	40,301,154
Comerica, Inc.	853,711	43,812,449
Commerce Bancshares, Inc.	1,537,113	71,890,775
Cullen / Frost Bankers, Inc.	503,042	39,529,040
M&T Bank Corp.	577,782	72,182,305
PNC Financial Services Group, Inc. (The)	800,677	76,584,755
SunTrust Banks, Inc.	1,060,259	45,612,342
Westamerica Bancorp(1)	1,425,009	72,176,706
		540,560,496
Capital Markets — 5.1%
Franklin Resources, Inc.	918,413	45,029,789
LPL Financial Holdings, Inc.	1,056,535	49,118,312
Northern Trust Corp.	2,165,834	165,599,668
State Street Corp.	558,311	42,989,947
T. Rowe Price Group, Inc.	433,916	33,728,291
		336,466,007
Chemicals — 0.8%
Mosaic Co. (The)	1,152,246	53,982,725
Commercial Services and Supplies — 5.5%
ADT Corp. (The)	1,707,617	57,324,703
Clean Harbors, Inc.(2)	941,164	50,578,153
Republic Services, Inc.	4,916,267	192,570,179
Tyco International plc	1,670,384	64,276,376
		364,749,411
Communications Equipment — 0.5%
Harris Corp.	432,233	33,243,040
Containers and Packaging — 1.2%
Bemis Co., Inc.	735,103	33,086,986
Sonoco Products Co.	1,019,076	43,677,597
		76,764,583
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	2,403,288	70,608,601
Electric Utilities — 5.1%
Edison International	1,482,631	82,404,631
Great Plains Energy, Inc.	2,072,241	50,065,343
OGE Energy Corp.	885,588	25,301,249
Southern Co. (The)	776,249	32,524,833
Westar Energy, Inc.	2,145,241	73,410,147

Xcel Energy, Inc.	2,290,649	73,713,085
		337,419,288
Electrical Equipment — 1.4%
Emerson Electric Co.	1,651,158	91,523,688
Electronic Equipment, Instruments and Components — 1.8%
Keysight Technologies, Inc.(2)	2,111,376	65,853,817
TE Connectivity Ltd.	849,172	54,601,760
		120,455,577
Energy Equipment and Services — 2.0%
Cameron International Corp.(2)	1,600,977	83,843,166
Helmerich & Payne, Inc.	699,667	49,270,550
		133,113,716
Food and Staples Retailing — 2.3%
Sysco Corp.	4,249,183	153,395,506
Food Products — 5.9%
Campbell Soup Co.	794,621	37,863,691
ConAgra Foods, Inc.	2,239,405	97,906,787
General Mills, Inc.	1,209,432	67,389,551
J.M. Smucker Co. (The)	455,513	49,382,164
Kellogg Co.	1,103,205	69,170,953
Mondelez International, Inc., Class A	1,680,192	69,123,099
		390,836,245
Gas Utilities — 2.1%
Atmos Energy Corp.	1,068,148	54,774,629
Laclede Group, Inc. (The)	1,569,812	81,724,413
		136,499,042
Health Care Equipment and Supplies — 3.4%
Becton Dickinson and Co.	241,909	34,266,410
Boston Scientific Corp.(2)	2,456,973	43,488,422
Stryker Corp.	651,087	62,224,385
Zimmer Biomet Holdings, Inc.	771,637	84,285,909
		224,265,126
Health Care Providers and Services — 4.3%
Cardinal Health, Inc.	197,755	16,542,206
Cigna Corp.	180,620	29,260,440
Express Scripts Holding Co.(2)	217,054	19,304,783
Humana, Inc.	158,481	30,314,246
LifePoint Health, Inc.(2)	1,230,477	106,989,975
Quest Diagnostics, Inc.	1,166,670	84,606,908
		287,018,558
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	1,165,052	57,541,918
Household Durables — 1.1%
PulteGroup, Inc.	1,748,965	35,241,645
Toll Brothers, Inc.(2)	1,065,776	40,701,985
		75,943,630
Industrial Conglomerates — 1.2%
Koninklijke Philips NV	3,206,761	81,582,781
Insurance — 7.8%
ACE Ltd.	535,909	54,491,227
Aflac, Inc.	487,243	30,306,515
Allstate Corp. (The)	250,676	16,261,352

Arthur J Gallagher & Co.	340,503	16,105,792
Brown & Brown, Inc.	1,351,738	44,418,111
Chubb Corp. (The)	363,176	34,552,565
HCC Insurance Holdings, Inc.	836,085	64,244,771
MetLife, Inc.	592,167	33,155,430
ProAssurance Corp.	687,468	31,767,896
Reinsurance Group of America, Inc.	713,545	67,694,014
Torchmark Corp.	487,410	28,377,010
Travelers Cos., Inc. (The)	339,581	32,823,900
Unum Group	1,639,796	58,622,707
		512,821,290
IT Services — 0.5%
Fidelity National Information Services, Inc.	528,487	32,660,497
Leisure Products — 0.8%
Mattel, Inc.	2,019,843	51,889,767
Machinery — 1.2%
Oshkosh Corp.	921,564	39,055,882
Pentair plc	558,496	38,396,600
		77,452,482
Media — 0.7%
Markit Ltd.(2)	1,860,694	47,577,946
Metals and Mining — 0.7%
Nucor Corp.	1,063,394	46,863,774
Multi-Utilities — 1.6%
Consolidated Edison, Inc.	638,279	36,943,588
NorthWestern Corp.	603,817	29,436,079
PG&E Corp.	837,691	41,130,628
		107,510,295
Multiline Retail — 0.5%
Target Corp.	397,274	32,429,477
Oil, Gas and Consumable Fuels — 8.7%
Apache Corp.	705,124	40,636,296
Cimarex Energy Co.	455,411	50,236,387
Devon Energy Corp.	1,683,800	100,169,262
EQT Corp.	423,913	34,481,084
Imperial Oil Ltd.	4,004,723	154,706,073
Noble Energy, Inc.	2,280,577	97,335,026
Occidental Petroleum Corp.	1,301,264	101,199,301
		578,763,429
Pharmaceuticals — 0.1%
Hospira, Inc.(2)	60,400	5,358,084
Real Estate Investment Trusts (REITs) — 4.4%
Boston Properties, Inc.	171,344	20,739,478
Corrections Corp. of America	2,007,043	66,392,982
Empire State Realty Trust, Inc.	1,362,854	23,250,289
Host Hotels & Resorts, Inc.	1,628,660	32,296,328
Piedmont Office Realty Trust, Inc., Class A	3,652,079	64,240,070
Weyerhaeuser Co.	2,628,092	82,784,898
		289,704,045
Road and Rail — 1.1%
Heartland Express, Inc.	2,832,119	57,293,767
Werner Enterprises, Inc.	675,316	17,727,045
		75,020,812

Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	3,747,188	72,020,953
Broadcom Corp., Class A	231,349	11,912,160
Lam Research Corp.	835,302	67,951,818
Maxim Integrated Products, Inc.	1,461,786	50,541,251
Microchip Technology, Inc.	1,392,466	66,037,700
Micron Technology, Inc.(2)	2,270,069	42,768,100
Teradyne, Inc.	2,519,000	48,591,510
		359,823,492
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	420,137	66,923,623
Bed Bath & Beyond, Inc.(2)	472,746	32,610,019
CST Brands, Inc.	1,016,611	39,708,825
Lowe's Cos., Inc.	347,035	23,240,934
		162,483,401
Technology Hardware, Storage and Peripherals — 2.2%
SanDisk Corp.	1,153,229	67,140,992
Western Digital Corp.	968,095	75,918,010
		143,059,002
Textiles, Apparel and Luxury Goods — 0.7%
Ralph Lauren Corp.	340,330	45,046,079
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	879,322	10,587,037
Trading Companies and Distributors — 0.2%
Beacon Roofing Supply, Inc.(2)	494,116	16,414,534
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	646,031	22,913,670
TOTAL COMMON STOCKS (Cost $5,563,305,537)		6,265,430,639
EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Mid-Cap Value ETF (Cost $177,995,881)	2,618,008	193,104,270
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $13,372,541), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $13,105,729)		13,105,693
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 2.75%, 2/15/24 - 8/15/24, valued at $53,483,989), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $52,430,015)		52,430,000
State Street Institutional Liquid Reserves Fund, Premier Class	13,005,474	13,005,474
TOTAL TEMPORARY CASH INVESTMENTS (Cost $78,541,167)		78,541,167
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $5,819,842,585)		6,537,076,076
OTHER ASSETS AND LIABILITIES — 1.2%		78,511,493
TOTAL NET ASSETS — 100.0%		$6,615,587,569

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	146,378,051	CAD	181,301,658	JPMorgan Chase Bank N.A.	7/31/15	1,274,844
USD	4,249,219	CAD	5,236,053	JPMorgan Chase Bank N.A.	7/31/15	58,589
USD	4,760,326	CAD	5,897,687	JPMorgan Chase Bank N.A.	7/31/15	40,164
EUR	2,262,370	USD	2,523,036	UBS AG	7/31/15	112
USD	72,624,323	EUR	64,818,260	UBS AG	7/31/15	334,620
USD	23,588,036	JPY	2,914,207,468	Credit Suisse AG	7/31/15	(231,959)
						1,476,370

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	6,006,228,115	259,202,524	—
Exchange-Traded Funds	193,104,270	—	—
Temporary Cash Investments	13,005,474	65,535,693	—
	6,212,337,859	324,738,217	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,708,329	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(231,959)	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2015 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Westamerica Bancorp	$49,253,783	$12,893,752	—	—	$486,324	$72,176,706

4. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,866,703,913
Gross tax appreciation of investments	$823,338,702
Gross tax depreciation of investments	(152,966,539)
Net tax appreciation (depreciation) of investments	$670,372,163

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Large Company Value Fund
June 30, 2015

NT Large Company Value - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.4%
Aerospace and Defense — 5.8%
Honeywell International, Inc.	299,500	30,540,015
Precision Castparts Corp.	53,200	10,633,084
Raytheon Co.	166,900	15,968,992
United Technologies Corp.	284,200	31,526,306
		88,668,397
Auto Components — 2.2%
BorgWarner, Inc.	191,100	10,862,124
Delphi Automotive plc	275,500	23,442,295
		34,304,419
Automobiles — 1.2%
Ford Motor Co.	458,700	6,885,087
Harley-Davidson, Inc.	200,100	11,275,635
		18,160,722
Banks — 14.2%
Bank of America Corp.	2,131,200	36,273,024
JPMorgan Chase & Co.	876,100	59,364,536
KeyCorp	974,100	14,630,982
PNC Financial Services Group, Inc. (The)	242,900	23,233,385
U.S. Bancorp	723,200	31,386,880
Wells Fargo & Co.	923,500	51,937,640
		216,826,447
Biotechnology — 1.2%
Amgen, Inc.	124,000	19,036,480
Building Products — 0.7%
Masco Corp.	397,200	10,593,324
Capital Markets — 5.9%
Ameriprise Financial, Inc.	232,800	29,083,704
BlackRock, Inc.	25,100	8,684,098
Goldman Sachs Group, Inc. (The)	110,500	23,071,295
Invesco Ltd.	768,200	28,799,818
		89,638,915
Chemicals — 1.4%
Dow Chemical Co. (The)	267,200	13,672,624
LyondellBasell Industries NV, Class A	73,700	7,629,424
		21,302,048
Communications Equipment — 1.8%
Cisco Systems, Inc.	1,024,100	28,121,786
Consumer Finance — 2.8%
Capital One Financial Corp.	262,400	23,083,328
Discover Financial Services	333,400	19,210,508
		42,293,836
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B(1)	95,900	13,052,949
Electric Utilities — 1.8%
PPL Corp.	451,700	13,311,599
Westar Energy, Inc.	172,200	5,892,684

Xcel Energy, Inc.	275,300	8,859,154
		28,063,437
Electrical Equipment — 1.5%
Eaton Corp. plc	344,100	23,223,309
Energy Equipment and Services — 3.0%
Baker Hughes, Inc.	195,800	12,080,860
Halliburton Co.	548,900	23,641,123
Oceaneering International, Inc.	231,400	10,780,926
		46,502,909
Food and Staples Retailing — 2.2%
CVS Health Corp.	318,200	33,372,816
Health Care Equipment and Supplies — 5.0%
Abbott Laboratories	500,200	24,549,816
Medtronic plc	456,000	33,789,600
Zimmer Biomet Holdings, Inc.	160,400	17,520,492
		75,859,908
Health Care Providers and Services — 2.9%
Anthem, Inc.	107,300	17,612,222
HCA Holdings, Inc.(1)	194,500	17,645,040
Laboratory Corp. of America Holdings(1)	72,400	8,776,328
		44,033,590
Hotels, Restaurants and Leisure — 0.5%
Marriott International, Inc., Class A	110,700	8,234,973
Household Durables — 1.6%
Whirlpool Corp.	144,800	25,057,640
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Corp.(1)	56,420	968,167
Insurance — 5.9%
Allstate Corp. (The)	249,700	16,198,039
American International Group, Inc.	317,500	19,627,850
MetLife, Inc.	348,500	19,512,515
Principal Financial Group, Inc.	118,900	6,098,381
Prudential Financial, Inc.	198,500	17,372,720
Travelers Cos., Inc. (The)	115,300	11,144,898
		89,954,403
Machinery — 3.1%
Ingersoll-Rand plc	489,500	33,002,090
Stanley Black & Decker, Inc.	143,500	15,101,940
		48,104,030
Media — 2.6%
AMC Networks, Inc.(1)	94,000	7,693,900
Comcast Corp., Class A	170,400	10,247,856
Time Warner, Inc.	245,700	21,476,637
		39,418,393
Multiline Retail — 1.6%
Macy's, Inc.	364,700	24,606,309
Oil, Gas and Consumable Fuels — 10.0%
Chevron Corp.	253,900	24,493,733
Exxon Mobil Corp.	186,200	15,491,840
Imperial Oil Ltd.	683,300	26,396,497
Oasis Petroleum, Inc.(1)	495,900	7,860,015
Occidental Petroleum Corp.	369,800	28,759,346

Total SA ADR	753,500	37,049,595
Valero Energy Corp.	204,900	12,826,740
		152,877,766
Pharmaceuticals — 6.2%
Allergan plc(1)	73,700	22,365,002
Johnson & Johnson	395,500	38,545,430
Merck & Co., Inc.	598,500	34,072,605
		94,983,037
Real Estate Investment Trusts (REITs) — 0.7%
Brixmor Property Group, Inc.	493,100	11,405,403
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	1,438,400	27,646,048
Microchip Technology, Inc.	437,300	20,738,953
Micron Technology, Inc.(1)	366,300	6,901,092
		55,286,093
Software — 4.2%
Electronic Arts, Inc.(1)	388,800	25,855,200
Oracle Corp.	945,000	38,083,500
		63,938,700
Specialty Retail — 1.2%
Lowe's Cos., Inc.	268,100	17,954,657
Technology Hardware, Storage and Peripherals — 0.9%
Western Digital Corp.	174,600	13,692,132
Trading Companies and Distributors — 0.7%
United Rentals, Inc.(1)	127,400	11,162,788
TOTAL COMMON STOCKS (Cost $1,203,059,428)		1,490,699,783
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (Cost $20,265,390)	193,000	19,907,950
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $3,288,219), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $3,222,612)		3,222,603
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 8/15/22, valued at $13,154,618), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $12,892,004)		12,892,000
State Street Institutional Liquid Reserves Fund, Premier Class	3,205,032	3,205,032
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,319,635)		19,319,635
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,242,644,453)		1,529,927,368
OTHER ASSETS AND LIABILITIES†		(254,370)
TOTAL NET ASSETS — 100.0%		$1,529,672,998

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	17,541,032	CAD	21,726,060	JPMorgan Chase Bank N.A.	7/31/15	152,769
USD	1,496,962	CAD	1,854,623	JPMorgan Chase Bank N.A.	7/31/15	12,630
EUR	1,221,997	USD	1,362,793	UBS AG	7/31/15	60
USD	26,297,405	EUR	23,470,815	UBS AG	7/31/15	121,167
USD	1,219,797	EUR	1,084,986	UBS AG	7/31/15	9,747
						296,373

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,464,303,286	26,396,497	—
Exchange-Traded Funds	19,907,950	—	—
Temporary Cash Investments	3,205,032	16,114,603	—
	1,487,416,268	42,511,100	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	296,373	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,256,390,871
Gross tax appreciation of investments	$300,193,902
Gross tax depreciation of investments	(26,657,405)
Net tax appreciation (depreciation) of investments	$273,536,497

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Mid Cap Value Fund
June 30, 2015

NT Mid Cap Value - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.4%
Aerospace and Defense — 0.2%
Textron, Inc.	46,068	2,056,015
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	151,664	4,913,913
Thor Industries, Inc.	57,778	3,251,746
		8,165,659
Banks — 8.1%
Bank of Hawaii Corp.	86,100	5,741,148
BB&T Corp.	102,324	4,124,680
BOK Financial Corp.	72,712	5,059,301
Comerica, Inc.	106,795	5,480,719
Commerce Bancshares, Inc.	195,434	9,140,448
Cullen / Frost Bankers, Inc.	63,151	4,962,406
M&T Bank Corp.	72,770	9,091,156
PNC Financial Services Group, Inc. (The)	100,515	9,614,260
SunTrust Banks, Inc.	133,580	5,746,612
Westamerica Bancorp	178,710	9,051,662
		68,012,392
Capital Markets — 5.1%
Franklin Resources, Inc.	115,731	5,674,291
LPL Financial Holdings, Inc.	133,402	6,201,859
Northern Trust Corp.	272,921	20,867,540
State Street Corp.	70,089	5,396,853
T. Rowe Price Group, Inc.	54,470	4,233,953
		42,374,496
Chemicals — 0.8%
Mosaic Co. (The)	144,651	6,776,899
Commercial Services and Supplies — 5.5%
ADT Corp. (The)	215,180	7,223,593
Clean Harbors, Inc.(1)	118,835	6,386,193
Republic Services, Inc.	620,747	24,314,660
Tyco International plc	209,697	8,069,140
		45,993,586
Communications Equipment — 0.5%
Harris Corp.	55,553	4,272,581
Containers and Packaging — 1.2%
Bemis Co., Inc.	92,582	4,167,116
Sonoco Products Co.	127,946	5,483,765
		9,650,881
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	302,679	8,892,709
Electric Utilities — 5.0%
Edison International	185,274	10,297,529
Great Plains Energy, Inc.	260,145	6,285,103
OGE Energy Corp.	110,762	3,164,470
Southern Co. (The)	95,512	4,001,953
Westar Energy, Inc.	269,309	9,215,754

Xcel Energy, Inc.	287,564	9,253,810
		42,218,619
Electrical Equipment — 1.4%
Emerson Electric Co.	208,066	11,533,098
Electronic Equipment, Instruments and Components — 1.8%
Keysight Technologies, Inc.(1)	265,082	8,267,908
TE Connectivity Ltd.	107,220	6,894,246
		15,162,154
Energy Equipment and Services — 2.0%
Cameron International Corp.(1)	201,742	10,565,229
Helmerich & Payne, Inc.	88,150	6,207,523
		16,772,752
Food and Staples Retailing — 2.3%
Sysco Corp.	536,519	19,368,336
Food Products — 5.9%
Campbell Soup Co.	100,332	4,780,820
ConAgra Foods, Inc.	282,039	12,330,745
General Mills, Inc.	153,093	8,530,342
J.M. Smucker Co. (The)	57,515	6,235,201
Kellogg Co.	137,649	8,630,592
Mondelez International, Inc., Class A	211,610	8,705,636
		49,213,336
Gas Utilities — 2.0%
Atmos Energy Corp.	134,093	6,876,289
Laclede Group, Inc. (The)	196,870	10,249,052
		17,125,341
Health Care Equipment and Supplies — 3.4%
Becton Dickinson and Co.	30,369	4,301,769
Boston Scientific Corp.(1)	303,639	5,374,410
Stryker Corp.	82,613	7,895,325
Zimmer Biomet Holdings, Inc.	97,235	10,620,979
		28,192,483
Health Care Providers and Services — 4.3%
Cardinal Health, Inc.	24,915	2,084,140
Cigna Corp.	22,760	3,687,120
Express Scripts Holding Co.(1)	27,249	2,423,526
Humana, Inc.	19,970	3,819,861
LifePoint Health, Inc.(1)	155,365	13,508,987
Quest Diagnostics, Inc.	147,014	10,661,455
		36,185,089
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	147,104	7,265,467
Household Durables — 1.1%
PulteGroup, Inc.	220,338	4,439,811
Toll Brothers, Inc.(1)	134,277	5,128,038
		9,567,849
Industrial Conglomerates — 1.2%
Koninklijke Philips NV	403,015	10,253,051
Insurance — 7.7%
ACE Ltd.	67,277	6,840,725
Aflac, Inc.	61,170	3,804,774
Allstate Corp. (The)	31,469	2,041,394

Arthur J Gallagher & Co.	42,884	2,028,413
Brown & Brown, Inc.	169,695	5,576,177
Chubb Corp. (The)	45,592	4,337,623
HCC Insurance Holdings, Inc.	105,357	8,095,632
MetLife, Inc.	74,607	4,177,246
ProAssurance Corp.	86,629	4,003,126
Reinsurance Group of America, Inc.	90,448	8,580,802
Torchmark Corp.	61,426	3,576,222
Travelers Cos., Inc. (The)	42,630	4,120,616
Unum Group	205,857	7,359,388
		64,542,138
IT Services — 0.5%
Fidelity National Information Services, Inc.	66,345	4,100,121
Leisure Products — 0.8%
Mattel, Inc.	254,479	6,537,566
Machinery — 1.2%
Oshkosh Corp.	116,128	4,921,505
Pentair plc	70,518	4,848,112
		9,769,617
Media — 0.7%
Markit Ltd.(1)	231,194	5,911,631
Metals and Mining — 0.7%
Nucor Corp.	135,712	5,980,828
Multi-Utilities — 1.6%
Consolidated Edison, Inc.	80,128	4,637,809
NorthWestern Corp.	75,819	3,696,176
PG&E Corp.	103,470	5,080,377
		13,414,362
Multiline Retail — 0.5%
Target Corp.	50,032	4,084,112
Oil, Gas and Consumable Fuels — 8.7%
Apache Corp.	88,837	5,119,676
Cimarex Energy Co.	57,387	6,330,360
Devon Energy Corp.	212,139	12,620,149
EQT Corp.	53,418	4,345,020
Imperial Oil Ltd.	504,549	19,491,184
Noble Energy, Inc.	287,380	12,265,379
Occidental Petroleum Corp.	163,975	12,752,336
		72,924,104
Pharmaceuticals — 0.1%
Hospira, Inc.(1)	7,626	676,502
Real Estate Investment Trusts (REITs) — 4.4%
Boston Properties, Inc.	21,529	2,605,870
Corrections Corp. of America	251,960	8,334,837
Empire State Realty Trust, Inc.	175,598	2,995,702
Host Hotels & Resorts, Inc.	204,459	4,054,422
Piedmont Office Realty Trust, Inc., Class A	458,475	8,064,575
Weyerhaeuser Co.	329,926	10,392,669
		36,448,075
Road and Rail — 1.1%
Heartland Express, Inc.	356,881	7,219,703
Werner Enterprises, Inc.	85,052	2,232,615
		9,452,318

Semiconductors and Semiconductor Equipment — 5.4%
Applied Materials, Inc.	472,190	9,075,492
Broadcom Corp., Class A	29,211	1,504,074
Lam Research Corp.	105,258	8,562,738
Maxim Integrated Products, Inc.	184,168	6,367,609
Microchip Technology, Inc.	175,435	8,320,005
Micron Technology, Inc.(1)	285,930	5,386,921
Teradyne, Inc.	318,059	6,135,358
		45,352,197
Specialty Retail — 2.5%
Advance Auto Parts, Inc.	52,942	8,433,131
Bed Bath & Beyond, Inc.(1)	59,560	4,108,449
CST Brands, Inc.	128,361	5,013,781
Lowe's Cos., Inc.	43,818	2,934,491
		20,489,852
Technology Hardware, Storage and Peripherals — 2.2%
SanDisk Corp.	145,295	8,459,075
Western Digital Corp.	121,970	9,564,887
		18,023,962
Textiles, Apparel and Luxury Goods — 0.7%
Ralph Lauren Corp.	42,862	5,673,214
Thrifts and Mortgage Finance — 0.2%
Capitol Federal Financial, Inc.	110,388	1,329,072
Trading Companies and Distributors — 0.2%
Beacon Roofing Supply, Inc.(1)	62,231	2,067,314
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B	83,707	2,968,951
TOTAL COMMON STOCKS (Cost $704,456,952)		788,798,729
EXCHANGE-TRADED FUNDS — 2.9%
iShares Russell Mid-Cap Value ETF (Cost $22,557,581)	328,944	24,262,909
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $2,189,037), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $2,145,360)		2,145,354
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375%, 8/15/24, valued at $8,755,143), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $8,583,002)		8,583,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,133,133	2,133,133
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,861,487)		12,861,487
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $739,876,020)		825,923,125
OTHER ASSETS AND LIABILITIES — 1.2%		9,993,018
TOTAL NET ASSETS — 100.0%		$835,916,143

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,440,088	CAD	22,839,616	JPMorgan Chase Bank N.A.	7/31/15	160,599
USD	533,413	CAD	657,292	JPMorgan Chase Bank N.A.	7/31/15	7,355
USD	602,923	CAD	746,976	JPMorgan Chase Bank N.A.	7/31/15	5,087
EUR	284,327	USD	317,087	UBS AG	7/31/15	14
USD	9,127,182	EUR	8,146,142	UBS AG	7/31/15	42,054
JPY	16,640,524	USD	136,100	Credit Suisse AG	7/31/15	(84)
USD	3,021,986	JPY	373,354,281	Credit Suisse AG	7/31/15	(29,718)
						185,307

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	756,085,543	32,713,186	—
Exchange-Traded Funds	24,262,909	—	—
Temporary Cash Investments	2,133,133	10,728,354	—
	782,481,585	43,441,540	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	215,109	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(29,802)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$746,816,366
Gross tax appreciation of investments	$97,738,304
Gross tax depreciation of investments	(18,631,545)
Net tax appreciation (depreciation) of investments	$79,106,759

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Cap Value Fund
June 30, 2015

Small Cap Value - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Aerospace and Defense — 0.2%
American Science & Engineering, Inc.	100,000	4,381,000
Auto Components — 1.5%
Cooper Tire & Rubber Co.	65,000	2,198,950
Dana Holding Corp.	350,000	7,203,000
Stoneridge, Inc.(1)	415,000	4,859,650
Tower International, Inc.(1)	470,000	12,243,500
		26,505,100
Banks — 18.2%
Bank of the Ozarks, Inc.	500,000	22,875,000
BankUnited, Inc.	1,005,000	36,109,650
Capital Bank Financial Corp., Class A(1)	765,000	22,238,550
Cullen / Frost Bankers, Inc.	170,000	13,358,600
Eagle Bancorp, Inc.(1)	410,000	18,023,600
FCB Financial Holdings, Inc., Class A(1)	800,000	25,440,000
First Financial Bankshares, Inc.	625,000	21,650,000
First NBC Bank Holding Co.(1)	300,000	10,800,000
Home Bancshares, Inc.	695,000	25,409,200
LegacyTexas Financial Group, Inc.	623,307	18,823,871
OFG Bancorp	545,000	5,815,150
PrivateBancorp, Inc.	95,000	3,782,900
ServisFirst Bancshares, Inc.	405,000	15,215,850
Southside Bancshares, Inc.	670,000	19,584,100
Texas Capital Bancshares, Inc.(1)	395,000	24,584,800
UMB Financial Corp.	500,000	28,510,000
Valley National Bancorp	1,815,000	18,712,650
		330,933,921
Building Products — 0.8%
Continental Building Products, Inc.(1)	440,000	9,323,600
NCI Building Systems, Inc.(1)	370,000	5,575,900
		14,899,500
Capital Markets — 0.6%
Ares Management LP	630,027	11,655,499
Chemicals — 3.6%
Chemtura Corp.(1)	365,000	10,333,150
Innophos Holdings, Inc.	275,000	14,476,000
Innospec, Inc.	504,762	22,734,480
LSB Industries, Inc.(1)	294,325	12,020,233
Tronox Ltd., Class A	365,000	5,339,950
		64,903,813
Commercial Services and Supplies — 3.4%
Brink's Co. (The)	605,000	17,805,150
Clean Harbors, Inc.(1)	260,000	13,972,400
Multi-Color Corp.	475,000	30,343,000
		62,120,550
Communications Equipment — 0.6%
Polycom, Inc.(1)	1,030,000	11,783,200

Construction and Engineering — 0.6%
Great Lakes Dredge & Dock Corp.(1)	1,415,000	8,433,400
Northwest Pipe Co.(1)	115,948	2,361,861
		10,795,261
Containers and Packaging — 3.3%
Berry Plastics Group, Inc.(1)	1,080,000	34,992,000
Graphic Packaging Holding Co.	1,740,000	24,238,200
		59,230,200
Diversified Consumer Services — 1.1%
Sotheby's	106,904	4,836,337
Steiner Leisure, Ltd.(1)	280,000	15,058,400
		19,894,737
Diversified Financial Services — 0.9%
Compass Diversified Holdings	795,000	13,038,000
PHH Corp.(1)	100,000	2,603,000
		15,641,000
Electric Utilities — 1.2%
ALLETE, Inc.	225,000	10,437,750
El Paso Electric Co.	185,000	6,412,100
Great Plains Energy, Inc.	195,000	4,711,200
		21,561,050
Electrical Equipment — 0.8%
Babcock & Wilcox Enterprises, Inc.(1)(2)	137,500	2,565,750
BWX Technologies, Inc.	275,000	6,435,000
Thermon Group Holdings, Inc.(1)	196,404	4,727,444
		13,728,194
Electronic Equipment, Instruments and Components — 0.8%
Ingram Micro, Inc., Class A(1)	610,000	15,268,300
Energy Equipment and Services — 0.4%
Forum Energy Technologies, Inc.(1)	120,000	2,433,600
Matrix Service Co.(1)	279,967	5,117,797
		7,551,397
Food Products — 0.6%
Inventure Foods, Inc.(1)	584,945	5,937,192
Snyders-Lance, Inc.	90,000	2,904,300
TreeHouse Foods, Inc.(1)	25,000	2,025,750
		10,867,242
Gas Utilities — 1.1%
Laclede Group, Inc. (The)	250,000	13,015,000
South Jersey Industries, Inc.	260,000	6,429,800
		19,444,800
Health Care Equipment and Supplies — 1.8%
Haemonetics Corp.(1)	400,000	16,544,000
Orthofix International NV(1)	85,000	2,815,200
Utah Medical Products, Inc.(3)	216,035	12,882,167
		32,241,367
Health Care Providers and Services — 2.5%
AMN Healthcare Services, Inc.(1)	550,000	17,374,500
Hanger, Inc.(1)	400,000	9,376,000
Magellan Health, Inc.(1)	50,000	3,503,500
National Healthcare Corp.	65,000	4,224,350
Owens & Minor, Inc.	110,000	3,740,000

Providence Service Corp. (The)(1)	54,478	2,412,286
WellCare Health Plans, Inc.(1)	50,000	4,241,500
		44,872,136
Health Care Technology — 0.9%
MedAssets, Inc.(1)	725,000	15,993,500
Hotels, Restaurants and Leisure — 3.2%
ClubCorp Holdings, Inc.	1,215,000	29,014,200
Dave & Buster's Entertainment, Inc.(1)	250,000	9,022,500
Peak Resorts, Inc.	425,000	3,043,000
Red Robin Gourmet Burgers, Inc.(1)	190,000	16,305,800
		57,385,500
Household Durables — 1.6%
Cavco Industries, Inc.(1)	180,000	13,579,200
Century Communities, Inc.(1)	380,000	7,649,400
Libbey, Inc.	186,247	7,697,588
		28,926,188
Insurance — 6.1%
Allied World Assurance Co. Holdings Ltd.	445,000	19,232,900
Argo Group International Holdings Ltd.	160,000	8,912,000
Atlas Financial Holdings, Inc.(1)	560,000	11,104,800
Endurance Specialty Holdings Ltd.	449,958	29,562,241
Infinity Property & Casualty Corp.	140,000	10,617,600
James River Group Holdings Ltd.	530,000	13,711,100
Validus Holdings Ltd.	415,000	18,255,850
		111,396,491
Internet Software and Services — 0.4%
Everyday Health, Inc.(1)	600,000	7,668,000
IT Services — 2.4%
EVERTEC, Inc.	1,360,000	28,886,400
VeriFone Systems, Inc.(1)	410,000	13,923,600
		42,810,000
Leisure Products — 0.5%
Malibu Boats, Inc.(1)	410,000	8,236,900
Machinery — 3.1%
Albany International Corp., Class A	320,000	12,736,000
Altra Industrial Motion Corp.	200,632	5,453,178
Dynamic Materials Corp.	500,000	5,500,000
EnPro Industries, Inc.	250,000	14,305,000
Global Brass & Copper Holdings, Inc.	836,512	14,229,069
Graham Corp.	230,000	4,712,700
		56,935,947
Media — 4.0%
Cumulus Media, Inc., Class A(1)	3,585,000	7,277,550
Entercom Communications Corp., Class A(1)	930,000	10,620,600
Entravision Communications Corp., Class A	3,737,379	30,758,629
Journal Media Group, Inc.	44,850	371,807
Nexstar Broadcasting Group, Inc., Class A	380,000	21,280,000
Townsquare Media, Inc.(1)	222,893	3,026,887
		73,335,473
Metals and Mining — 2.1%
Compass Minerals International, Inc.	230,000	18,892,200
Haynes International, Inc.	134,844	6,650,506

Horsehead Holding Corp.(1)	1,145,000	13,419,400
		38,962,106
Multi-Utilities — 0.1%
NorthWestern Corp.	25,000	1,218,750
Oil, Gas and Consumable Fuels — 3.3%
Aegean Marine Petroleum Network, Inc.	615,000	7,601,400
Ardmore Shipping Corp.	985,000	11,928,350
Delek US Holdings, Inc.	75,000	2,761,500
Euronav SA(1)	835,086	12,367,624
Northern Tier Energy LP	305,000	7,249,850
Scorpio Tankers, Inc.	1,490,000	15,034,100
Western Refining, Inc.	85,000	3,707,700
		60,650,524
Paper and Forest Products — 1.3%
KapStone Paper and Packaging Corp.	1,059,974	24,506,599
Professional Services — 2.2%
CDI Corp.	655,000	8,515,000
Kforce, Inc.	635,000	14,522,450
On Assignment, Inc.(1)	430,000	16,890,400
		39,927,850
Real Estate Investment Trusts (REITs) — 11.9%
Apollo Commercial Real Estate Finance, Inc.	470,000	7,722,100
Armada Hoffler Properties, Inc.	825,000	8,241,750
Associated Estates Realty Corp.	155,000	4,437,650
Blackstone Mortgage Trust, Inc., Class A	150,000	4,173,000
Campus Crest Communities, Inc.	1,450,000	8,033,000
Capstead Mortgage Corp.	305,000	3,385,500
CBL & Associates Properties, Inc.	205,000	3,321,000
Chatham Lodging Trust	347,988	9,211,243
DiamondRock Hospitality Co.	255,000	3,266,550
Easterly Government Properties, Inc.	355,000	5,651,600
EPR Properties	75,000	4,108,500
Excel Trust, Inc.	588,148	9,275,094
First Industrial Realty Trust, Inc.	160,000	2,996,800
Hatteras Financial Corp.	411,704	6,710,775
Healthcare Realty Trust, Inc.	155,000	3,605,300
Hersha Hospitality Trust	103,750	2,660,150
Kite Realty Group Trust	615,000	15,049,050
LaSalle Hotel Properties	115,000	4,077,900
Lexington Realty Trust	1,040,000	8,819,200
Mack-Cali Realty Corp.	235,000	4,331,050
Medical Properties Trust, Inc.	612,654	8,031,894
MFA Financial, Inc.	555,000	4,101,450
New Residential Investment Corp.	260,000	3,962,400
Outfront Media, Inc.	455,000	11,484,200
Pennsylvania Real Estate Investment Trust	160,000	3,414,400
PennyMac Mortgage Investment Trust	390,000	6,797,700
Rexford Industrial Realty, Inc.	250,000	3,645,000
RLJ Lodging Trust	110,000	3,275,800
Rouse Properties, Inc.	545,000	8,910,750
Sabra Health Care REIT, Inc.	157,004	4,041,283
Summit Hotel Properties, Inc.	720,000	9,367,200
Sunstone Hotel Investors, Inc.	260,000	3,902,600

Two Harbors Investment Corp.	1,053,765	10,263,671
Urstadt Biddle Properties, Inc., Class A	435,000	8,125,800
Washington Real Estate Investment Trust	265,000	6,876,750
		215,278,110
Road and Rail — 0.6%
Celadon Group, Inc.	205,000	4,239,400
Marten Transport Ltd.	295,132	6,404,364
		10,643,764
Semiconductors and Semiconductor Equipment — 3.7%
Exar Corp.(1)	1,600,000	15,648,000
Fairchild Semiconductor International, Inc.(1)	795,050	13,817,969
Kulicke & Soffa Industries, Inc.(1)	1,460,000	17,096,600
Nanometrics, Inc.(1)	420,000	6,770,400
Semtech Corp.(1)	705,000	13,994,250
		67,327,219
Software — 3.0%
AVG Technologies NV(1)	334,857	9,111,459
BroadSoft, Inc.(1)	360,000	12,445,200
Mentor Graphics Corp.	1,255,000	33,169,650
		54,726,309
Specialty Retail — 1.6%
Destination Maternity Corp.	460,000	5,363,600
MarineMax, Inc.(1)	285,000	6,700,350
Penske Automotive Group, Inc.	315,000	16,414,650
		28,478,600
Technology Hardware, Storage and Peripherals — 0.7%
Silicon Graphics International Corp.(1)(3)	1,975,000	12,778,250
Textiles, Apparel and Luxury Goods — 1.0%
Culp, Inc.	370,000	11,470,000
Movado Group, Inc.	235,000	6,382,600
		17,852,600
Thrifts and Mortgage Finance — 0.2%
Radian Group, Inc.	195,000	3,658,200
Trading Companies and Distributors — 0.6%
DXP Enterprises, Inc.(1)	195,000	9,067,500
Kaman Corp.	13,736	576,088
Univar, Inc.(1)	59,626	1,552,065
		11,195,653
Water Utilities†
Artesian Resources Corp., Class A	35,000	738,150
TOTAL COMMON STOCKS (Cost $1,563,369,237)		1,788,908,950
CONVERTIBLE PREFERRED STOCKS — 0.4%
Household Durables — 0.4%
Beazer Homes USA, Inc., 7.50%, 7/15/15 (Cost $6,423,380)	245,062	6,942,606

TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $4,498,007), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $4,408,261)		4,408,249
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 6/30/22, valued at $17,992,219), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $17,635,005)		17,635,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,384,364	4,384,364
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,427,613)		26,427,613
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $1,596,220,230)		1,822,279,169
OTHER ASSETS AND LIABILITIES — (0.4)%		(6,585,570)
TOTAL NET ASSETS — 100.0%		$1,815,693,599

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	370,239	USD	412,949	UBS AG	7/31/15	(34)
USD	11,100,411	EUR	9,907,277	UBS AG	7/31/15	51,145
						51,111

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,788,908,950	—	—
Convertible Preferred Stocks	—	6,942,606
Temporary Cash Investments	4,384,364	22,043,249	—
	1,793,293,314	28,985,855	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	51,145	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(34)	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2015 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Entravision Communications Corp., Class A(1)	$28,548,300	$1,060,213	$4,994,267	$2,593,300	$114,250	(1)
Silicon Graphics International Corp.(2)	13,773,650	3,365,204	856,368	(320,335)	—	12,778,250
Utah Medical Products, Inc.	12,931,855	—	—	—	55,089	12,882,167
	$55,253,805	$4,425,417	$5,850,635	$2,272,965	$169,339	$25,660,417

(1)	Company was not affiliated at June 30, 2015

(2)	Non-income producing.

4. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,615,974,376
Gross tax appreciation of investments	$277,442,637
Gross tax depreciation of investments	(71,137,844)
Net tax appreciation (depreciation) of investments	$206,304,793

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2015

Value - Schedule of Investments
JUNE 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 0.6%
Boeing Co. (The)	74,474	10,331,033
Textron, Inc.	238,220	10,631,759
		20,962,792
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	131,812	12,773,901
Automobiles — 1.3%
General Motors Co.	861,829	28,724,760
Honda Motor Co., Ltd.	578,600	18,728,798
		47,453,558
Banks — 12.7%
Bank of America Corp.	2,760,580	46,985,072
Bank of Hawaii Corp.	49,078	3,272,521
BB&T Corp.	485,640	19,576,148
BOK Financial Corp.	334,950	23,305,821
Comerica, Inc.	119,690	6,142,491
Commerce Bancshares, Inc.	501,764	23,467,502
Cullen / Frost Bankers, Inc.	251,226	19,741,339
JPMorgan Chase & Co.	1,538,971	104,280,675
M&T Bank Corp.	176,780	22,085,125
PNC Financial Services Group, Inc. (The)	452,333	43,265,652
U.S. Bancorp	1,382,172	59,986,265
Wells Fargo & Co.	1,651,688	92,890,933
		464,999,544
Beverages — 0.4%
PepsiCo, Inc.	136,210	12,713,841
Capital Markets — 3.8%
Franklin Resources, Inc.	320,940	15,735,688
Goldman Sachs Group, Inc. (The)	112,274	23,441,688
LPL Financial Holdings, Inc.	379,363	17,636,586
Northern Trust Corp.	822,817	62,912,588
State Street Corp.	267,045	20,562,465
		140,289,015
Chemicals — 0.3%
Mosaic Co. (The)	249,160	11,673,146
Commercial Services and Supplies — 3.5%
ADT Corp. (The)	889,342	29,855,211
Republic Services, Inc.	1,645,517	64,454,901
Tyco International plc	862,572	33,191,770
		127,501,882
Communications Equipment — 2.5%
Cisco Systems, Inc.	2,534,619	69,600,638
Harris Corp.	102,320	7,869,431
QUALCOMM, Inc.	222,080	13,908,870
		91,378,939
Containers and Packaging — 0.5%
Bemis Co., Inc.	182,171	8,199,517

Sonoco Products Co.	196,380	8,416,847
		16,616,364
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class A(1)	209	42,813,650
Berkshire Hathaway, Inc., Class B(1)	142,050	19,334,425
		62,148,075
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	1,994,370	70,840,022
CenturyLink, Inc.	680,549	19,994,530
		90,834,552
Electric Utilities — 2.9%
Edison International	381,363	21,196,156
Great Plains Energy, Inc.	1,294,684	31,279,565
Westar Energy, Inc.	906,498	31,020,362
Xcel Energy, Inc.	709,625	22,835,732
		106,331,815
Electrical Equipment — 0.5%
Emerson Electric Co.	306,280	16,977,100
Electronic Equipment, Instruments and Components — 0.7%
Keysight Technologies, Inc.(1)	553,800	17,273,022
TE Connectivity Ltd.	155,270	9,983,861
		27,256,883
Energy Equipment and Services — 1.0%
Cameron International Corp.(1)	277,070	14,510,156
Halliburton Co.	288,044	12,406,055
Helmerich & Payne, Inc.	134,920	9,501,066
		36,417,277
Food and Staples Retailing — 2.6%
Sysco Corp.	1,166,412	42,107,473
Wal-Mart Stores, Inc.	743,791	52,757,096
		94,864,569
Food Products — 1.8%
ConAgra Foods, Inc.	197,750	8,645,630
General Mills, Inc.	207,990	11,589,203
Kellogg Co.	270,686	16,972,012
Mondelez International, Inc., Class A	686,756	28,253,142
		65,459,987
Health Care Equipment and Supplies — 3.4%
Becton Dickinson and Co.	136,984	19,403,784
Boston Scientific Corp.(1)	626,765	11,093,741
Medtronic plc	622,920	46,158,372
Stryker Corp.	260,960	24,939,947
Zimmer Biomet Holdings, Inc.	218,702	23,888,819
		125,484,663
Health Care Providers and Services — 2.6%
Cigna Corp.	74,620	12,088,440
Express Scripts Holding Co.(1)	141,519	12,586,700
LifePoint Health, Inc.(1)	321,727	27,974,163
UnitedHealth Group, Inc.	358,755	43,768,110
		96,417,413
Hotels, Restaurants and Leisure — 0.9%
Carnival Corp.	318,903	15,750,619

International Speedway Corp., Class A	466,253	17,097,498
		32,848,117
Household Products — 2.7%
Procter & Gamble Co. (The)	1,269,980	99,363,235
Industrial Conglomerates — 4.2%
General Electric Co.	4,434,377	117,821,397
Koninklijke Philips NV	1,400,414	35,627,747
		153,449,144
Insurance — 4.6%
ACE Ltd.	167,211	17,002,014
Aflac, Inc.	329,163	20,473,939
Brown & Brown, Inc.	298,038	9,793,529
Chubb Corp. (The)	191,274	18,197,808
HCC Insurance Holdings, Inc.	380,459	29,234,470
MetLife, Inc.	549,638	30,774,232
Reinsurance Group of America, Inc.	189,983	18,023,687
Travelers Cos., Inc. (The)	88,907	8,593,751
Unum Group	447,830	16,009,922
		168,103,352
IT Services — 0.3%
Teradata Corp.(1)	341,770	12,645,490
Leisure Products — 0.3%
Mattel, Inc.	397,712	10,217,221
Machinery — 0.6%
Oshkosh Corp.	258,096	10,938,108
Pentair plc	156,250	10,742,188
		21,680,296
Media — 0.6%
Discovery Communications, Inc., Class A(1)	196,490	6,535,258
Markit Ltd.(1)	646,411	16,528,729
		23,063,987
Metals and Mining — 1.2%
BHP Billiton Ltd.	442,070	9,226,192
Freeport-McMoRan, Inc.	802,268	14,938,230
Newmont Mining Corp.	371,552	8,679,455
Nucor Corp.	277,940	12,248,816
		45,092,693
Multi-Utilities — 0.8%
PG&E Corp.	585,620	28,753,942
Multiline Retail — 0.6%
Target Corp.	273,534	22,328,580
Oil, Gas and Consumable Fuels — 14.9%
Apache Corp.	619,615	35,708,412
Chevron Corp.	958,857	92,500,935
Cimarex Energy Co.	168,890	18,630,256
Devon Energy Corp.	859,768	51,147,598
Exxon Mobil Corp.	1,712,876	142,511,283
Imperial Oil Ltd.	901,986	34,844,535
Noble Energy, Inc.	477,420	20,376,286
Occidental Petroleum Corp.	841,433	65,438,244
Peabody Energy Corp.	1,884,431	4,126,904
Southwestern Energy Co.(1)	563,568	12,809,901

Total SA	1,094,291	53,154,087
Ultra Petroleum Corp.(1)	1,067,486	13,364,925
		544,613,366
Pharmaceuticals — 7.2%
AbbVie, Inc.	159,020	10,684,554
Johnson & Johnson	698,539	68,079,611
Merck & Co., Inc.	1,141,767	65,000,795
Pfizer, Inc.	3,508,033	117,624,347
		261,389,307
Real Estate Investment Trusts (REITs) — 2.6%
Annaly Capital Management, Inc.	2,040,358	18,750,890
Capstead Mortgage Corp.	1,022,540	11,350,194
Corrections Corp. of America	809,349	26,773,265
Piedmont Office Realty Trust, Inc., Class A	1,348,495	23,720,027
Weyerhaeuser Co.	398,490	12,552,435
		93,146,811
Road and Rail — 0.4%
Heartland Express, Inc.	698,760	14,135,915
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	1,432,954	27,541,376
Broadcom Corp., Class A	213,450	10,990,540
Intel Corp.	2,037,627	61,974,425
Marvell Technology Group Ltd.	1,007,220	13,280,196
Micron Technology, Inc.(1)	451,620	8,508,521
MKS Instruments, Inc.	194,490	7,378,950
Teradyne, Inc.	321,744	6,206,442
		135,880,450
Software — 1.6%
Microsoft Corp.	815,712	36,013,685
Oracle Corp.	595,229	23,987,728
		60,001,413
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	87,686	13,967,503
CST Brands, Inc.	326,090	12,737,075
Lowe's Cos., Inc.	206,514	13,830,243
		40,534,821
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	112,910	14,161,737
EMC Corp.	1,346,225	35,526,878
Hewlett-Packard Co.	533,225	16,002,082
SanDisk Corp.	287,380	16,731,263
Western Digital Corp.	177,580	13,925,824
		96,347,784
Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc.	430,978	14,916,148
Ralph Lauren Corp.	71,980	9,527,273
		24,443,421
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., Class B	311,430	11,045,916
TOTAL COMMON STOCKS (Cost $2,965,875,029)		3,567,640,577

TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50%, 1/31/19 - 11/30/19, valued at $13,907,173), in a joint trading account at 0.10%, dated 6/30/15, due 7/1/15 (Delivery value $13,629,695)		13,629,657
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 2.50%, 8/15/23 - 8/15/24, valued at $55,619,279), at 0.01%, dated 6/30/15, due 7/1/15 (Delivery value $54,526,015)		54,526,000
State Street Institutional Liquid Reserves Fund, Premier Class	13,554,664	13,554,664
TOTAL TEMPORARY CASH INVESTMENTS (Cost $81,710,321)		81,710,321
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $3,047,585,350)		3,649,350,898
OTHER ASSETS AND LIABILITIES — 0.2%		6,189,144
TOTAL NET ASSETS — 100.0%		$3,655,540,042

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	368,023	USD	282,603	Credit Suisse AG	7/31/15	895
USD	7,328,760	AUD	9,485,717	Credit Suisse AG	7/31/15	21,664
USD	35,199,540	CAD	43,597,622	JPMorgan Chase Bank N.A.	7/31/15	306,562
EUR	2,008,126	USD	2,239,498	UBS AG	7/31/15	100
USD	70,306,551	EUR	62,749,614	UBS AG	7/31/15	323,941
JPY	51,423,075	USD	420,121	Credit Suisse AG	7/31/15	198
JPY	47,951,475	USD	392,186	Credit Suisse AG	7/31/15	(243)
USD	14,599,527	JPY	1,803,713,175	Credit Suisse AG	7/31/15	(143,568)
						509,549

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,405,013,302	162,627,275	—
Temporary Cash Investments	13,554,664	68,155,657	—
	3,418,567,966	230,782,932	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	653,360	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(143,811)	—

3. Federal Tax Information

As of June 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,123,411,945
Gross tax appreciation of investments	$612,904,501
Gross tax depreciation of investments	(86,965,548)
Net tax appreciation (depreciation) of investments	$525,938,953

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 27, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 27, 2015